Share-based Compensation - Schedule of Restricted Stock Unit Activity (Details) - Executive Awards - 2022 RSU Plan - $ / shares shares in Millions	6 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Awards
Outstanding, beginning of period (in shares)	23
Granted (in shares)	1
Vested (in shares)	(10)
Cancelled and forfeited (in shares)	(2)
Outstanding, ending of period (in shares)	12
Weighted Average Grant Date Fair Value Per RSU
Outstanding (in dollars per share)	$ 44.23	$ 42.30
Granted (in dollars per share)	91.43
Vested (in dollars per share)	42.54
Cancelled and forfeited (in dollars per share)	$ 41.36